CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 343,731	$ 60,505
Trading securities	231
Accounts receivable (net of allowance for doubtful accounts of $14 and $68 as of December 31, 2010 and 2011, respectively)	16,741	8,160
Prepaid expenses and other current assets	12,808	3,143
Deferred tax assets - current	858	796
Total current assets	374,369	72,604
Property and equipment, net	16,665	3,306
Acquired intangible assets, net	7,854	5,546
Goodwill	4,580	3,918
Long-term investments	15,561	1,981
Other noncurrent assets	4,415	200
Deferred tax assets - noncurrent	514	253
TOTAL ASSETS	423,958	87,808
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,383 and $5,872 as of December 31, 2010 and 2011, respectively)	5,872	1,387
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $3,468 and $7,984 as of December 31, 2010 and 2011, respectively)	19,802	6,296
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $4,580 and $9,831 as of December 31, 2010 and 2011, respectively)	12,089	4,589
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $1,025 as of December 31, 2010 and 2011, respectively)	1,025
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $92 and $3,635 as of December 31, 2010 and 2011, respectively)	7,312	127
Current portion of long-term payable (including current portion of long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,525 and $460 as of December 31, 2010 and 2011, respectively)	460	1,525
Total current liabilities	46,560	13,924
Deferred tax liabilities - noncurrent	507	512
Long-term payable (including long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $450 and nil as of December 31, 2010 and 2011, respectively)		450
Deferred revenue-noncurrent (including deferred revenue-noncurrent of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $1,589 as of December 31, 2010 and 2011, respectively)	5,113
Other noncurrent liabilities (including other noncurrent liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $286 as of December 31, 2010 and 2011, respectively)	286
TOTAL LIABILITIES	52,466	14,886
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Commitments and contingencies (Note 19)
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	363,021	12,568
Statutory reserves	5,667	164
Accumulated other comprehensive income	6,263	3,017
Accumulated deficit	(4,277)	(13,606)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	370,853	2,215
Noncontrolling interest	639	507
TOTAL EQUITY	371,492	2,722
TOTAL LIABILITIES, CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES AND EQUITY	423,958	87,808
Series A preferred Stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		20,107
Series B preferred stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		29,193
Series C preferred stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		20,900
Ordinary Shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares		72
Class A ordinary shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	109
Class B ordinary shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 70